Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NORTH COUNTRY FUNDS
Entity Central Index Key	0001123460
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000030518
Shareholder Report [Line Items]
Fund Name	North Country Large Cap Equity Fund
Class Name	Fund
Trading Symbol	NCEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Country Large Cap Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.northcountryfunds.com. You can also request this information by contacting us at (888) 350-2990.
Additional Information Phone Number	(888) 350-2990
Additional Information Website	www.northcountryfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Country Large Cap Equity Fund	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 121,302,305
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 442,840
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$121,302,305 Number of Portfolio Holdings66 Advisory Fee (net of waivers)$442,840 Portfolio Turnover2%
Holdings [Text Block]
Value	Value
Common Stocks	93.7%
Money Market Funds	4.2%
Reit	2.1%